ProShares K-1 Free Crude Oil Strategy ETF Investment Objectives and Goals - ProShares K-1 Free Crude Oil Strategy ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	K-1 Free Crude Oil ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares K-1 Free Crude Oil ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM (the “Index”).